UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Share premium [1]	Share-based compensation reserves [1]	Foreign currency translation reserve [1]	Retained accumulated losses [1]
Beginning balance at Dec. 31, 2023	$ 1,251,371	$ 36	$ 2,637,120	$ 54,621	$ 44,304	$ (1,484,710)
Statement of changes in equity [Roll Forward]
Net loss	(203,310)					(203,310)
Other comprehensive income/(loss):
Exchange differences on translation of foreign operations	3,374				3,374
TOTAL COMPREHENSIVE LOSS	(199,936)				3,374	(203,310)
Exercise of share options	9,118		14,011	(4,893)
Reclassification of vested restricted share units	1	1	34,596	(34,596)
Equity-settled share-based compensation expense	55,553			55,553
Ending balance at Sep. 30, 2024	1,116,107	37	2,685,727	70,685	47,678	(1,688,020)
Beginning balance at Dec. 31, 2024	1,040,546	37	2,695,976	74,427	(68,158)	(1,661,736)
Statement of changes in equity [Roll Forward]
Net loss	(265,985)					(265,985)
Other comprehensive income/(loss):
Exchange differences on translation of foreign operations	184,052				184,052
TOTAL COMPREHENSIVE LOSS	(81,933)				184,052	(265,985)
Exercise of share options	2,989		4,802	(1,813)
Reclassification of vested restricted share units	0		37,536	(37,536)
Equity-settled share-based compensation expense	49,658			49,658
Ending balance at Sep. 30, 2025	$ 1,011,260	$ 37	$ 2,738,314	$ 84,736	$ 115,894	$ (1,927,721)

[1]	These reserve accounts comprise the consolidated reserves of $1,011.2 million and $1,116.1 million in the consolidated statements of financial position as at September 30, 2025 and, 2024, respectively